Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carryforwards	$ 17,765,000	$ 19,284,000
Other	1,006,000	1,457,000
Deferred tax assets, gross	18,771,000	20,741,000
Valuation allowance	0	(382,000)
Deferred tax assets	18,771,000	20,359,000
Deferred tax liabilities
Containers, net	25,287,000	25,043,000
Other		654,000
Deferred tax liabilities	25,287,000	25,697,000
Net deferred tax liabilities	$ 6,516,000	$ 5,338,000